Victory Precious Metals and Minerals Fund Expense Example - Victory Precious Metals and Minerals Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,332
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	704
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	$ 2,153